Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Summary of Option Activity Under Stock Option Plans

A summary of option activity under the stock option plans as of and for the years ended December 31, 2017, 2016 and 2015 is presented below:

	Shares	Weighted-average exercise price	Weighted-average remaining contractual term	Aggregate intrinsic value
		(Yen)	(Year)	(Millions of yen)
Outstanding at January 1, 2015	1,861,800	4,036	0.7	248
Exercised	(249,600)	3,311
Forfeited/Expired	(316,200)	3,678

Outstanding at December 31, 2015	1,296,000	4,263	0.4	—
Exercised	—	—
Forfeited/Expired	(693,000)	4,500

Outstanding at December 31, 2016	603,000	3,990	0.2	—
Exercised	—	—
Forfeited/Expired	(603,000)	3,990

Outstanding at December 31, 2017	—	—		—

Exercisable at December 31, 2017	—	—		—